Lease (Tables)	12 Months Ended
Dec. 31, 2025
Lease [Abstract]
Schedule of Operating Leases

Supplemental balance sheet information related to operating leases was as follows:

	December 31, 2025	December 31, 2024

Right-of-use assets, net	$539,705	$338,017

Operating lease liabilities - current	319,296	215,253
Operating lease liabilities - non-current	237,174	146,932
Operating lease liabilities	$556,470	$362,185

The weighted average remaining lease terms and discount rates for all of operating leases were as follows as of December 31, 2025:

Remaining lease term and discount rate:
Weighted average remaining lease term (years)	1.9 years
Weighted average discount rate	4.2%

Schedule of Maturities of Lease Liabilities

The following is a schedule of maturities of lease liabilities as of December 31, 2025:

Twelve months ending December 31,	Amount
2026	$334,004
2027	175,700
2028	67,294
Total future minimum lease payments	576,998
Less: imputed interest	(20,528)
Present value of lease liabilities	$556,470